SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
NOL Federal Carryforward	$ 246,769	$ 312,430
State NOL Carryforward	194,388	157,967
General business credit		14,196
Inventory differences	348,921	303,529
Stock option compensation expense	115,730	128,220
Allowance for doubtful accounts	35,877	143,748
Insurance contingency		220,425
Reserve for estimated returns	111,887	112,537
Accrued vacation	13,186	42,928
Business interest deduction		55,978
Total deferred tax assets, gross	1,066,758	1,491,958
Less: valuation allowance	22,649	87,842
Total deferred tax assets, net	1,044,109	1,404,116
Depreciable and amortizable assets	119,242	82,512
Prepaid expenses	(37,703)	(35,883)
Net deferred tax liabilities	(156,945)	(118,395)
Net deferred tax asset	$ 887,164	$ 1,285,721